Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities
Net loss	$ (14,026,107)	$ (6,663,117)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	644,545	221,260
Loss on disposal of property and equipment	20,902
Amortization of convertible debt discounts	340,526	89,279
Accretion and settlement of financing instruments and change in fair value of derivative liability	(779,332)	733,258
Impairment of goodwill and intangible assets	2,000,287
Gain on sale of Entertainment (Note 12)		(60,688)
Stock compensation and stock issued for services	2,934,201	2,417,041
Changes in assets and liabilities:
Accounts receivable	124,428	74,922
Inventories	(3,579)	(67,561)
Prepaid expenses and other assets	(200,984)	(1,566,268)
Right of use assets	143,521
Accounts payable	(109,833)	175,021
Accrued legal settlement and and other accrued expenses	1,162,698	712,318
Deferred revenue	375,040	27,187
Net cash used in operating activities	(7,373,687)	(3,907,348)
Cash Flows from Investing Activities
Acquisition of business, net of cash	2,967,918
Purchases of property and equipment	(17,637)
Net cash provided by investing activities	2,950,281
Cash Flows from Financing Activities
Principal payments on financing lease obligations	(4,808)	(11,486)
Principle payments on short term notes payable	(47,060)
Payments on advances from shareholders, net		(111,173)
Payments on convertible notes payable	(873,003)
Proceeds from convertible notes payable	4,978,934	2,495,235
Proceeds from loans	504,571
Proceeds from issuance of common stock		637,000
Proceeds from line of credit, net		682,947
Proceeds from notes payable - related parties	107,733	200,000
Net cash provided by financing activities	4,666,367	3,892,523
Net (Decrease) Increase in Cash and Cash Equivalents	242,961	(14,825)
Cash, Beginning of Period	169,430	184,255
Cash, End of Period	412,391	169,430
Supplemental and Non Cash Disclosures
Noncash additions related to convertible debt	515,166	134,461
Cash paid for interest	195,988	402,903
Non-cash consideration for sale of Entertainment		92,700
Related party note payable issued for acquisition of business	1,484,473
Settlement of conversion features	152,374
Acquisition of goodwill and intangibles	3,760,287
Convertible note and warrants extinguished	6,521,161
Stock compensation and stock issued for services	2,087,425
Property and equipment purchased with financing lease	37,980
Fair value of convertible note issued to stockholder	1,225,000
Fair value of preferred stock - Series E issued to stockholder	500,000
Non-cash principal payments from proceeds of convertible debt	1,907,000	602,024
Accretion of discount on convertible notes payable	1,825,506	644,055
Sale of Entertainment		1,511,844
Common stock issued in exchange for convertible debt reduction	$ 1,869,053